Capital Structure, Financial Risk and Related Items - Changes in Share Capital (Details) kr / shares in Units, kr in Millions, $ in Millions					12 Months Ended
	Jul. 23, 2019 USD ($) shares	Jul. 23, 2019 DKK (kr) shares	Jul. 22, 2019 USD ($) shares	Jul. 22, 2019 DKK (kr) shares	Dec. 31, 2020 DKK (kr) kr / shares shares	Dec. 31, 2019 DKK (kr) kr / shares shares	Dec. 31, 2018 DKK (kr) kr / shares shares
Share Capital
Shares authorized					65,545,748
Nominal amount | kr / shares					kr 1
Number of shares
Number of shares, at beginning of period					65,074,502	61,497,571	61,185,674
Shares issued (in shares)						3,277,500
Exercise of warrants					471,246	299,431	311,897
Number of shares, at end of period					65,545,748	65,074,502	61,497,571
Share capital
Share capital, at beginning of period | kr					kr 65.1	kr 61.5	kr 61.2
Shares issued for cash | kr						3.3
Exercise of warrants | kr					0.4	0.3	0.3
Share capital, at end of period | kr					kr 65.5	kr 65.1	kr 61.5
Gross proceeds from the issuance of new shares	$ 582	kr 3,873.0
Increase in share capital of ordinary shares			2,850,000	2,850,000
Minimum
Share capital
Exercise price warrants granted | kr / shares					kr 31.75	kr 31.75	kr 40.41
Maximum
Share capital
Exercise price warrants granted | kr / shares					kr 1,432.00	kr 1,424.00	kr 1,233.00
American Depository Receipt [Member]
Share capital
Gross proceeds from the issuance of new shares			$ 506	kr 3,368.0
Increase in share capital of ordinary shares			28,500,000	28,500,000
Underwriters option
Share capital
Increase in share capital of ordinary shares			427,500	427,500
Underwriters option | American Depository Receipt [Member]
Share capital
Increase in share capital of ordinary shares	3,277,500	3,277,500	4,275,000	4,275,000